Assets Held for Sale	12 Months Ended
Dec. 31, 2020
Assets Held For Sale [Abstract]
Assets Held for Sale
7	Assets held for sale

In September 2019, the Company committed to a plan to sell certain non-strategic assets such as land, buildings, the tannery and foam operations.

(i) Disposal group held for sale

Following the preliminary agreement reached in September 2020, on January 8, 2021, the Company signed a “Share Sell and Purchase Agreement” (the “Agreement”) with Vita Group, the largest European manufacturer of flexible polyurethane foams, for the sale of its entire interest in the subsidiary IMPE S.p.A. which contains the foam operations. The consideration agreed for this sale is 6,100 plus certain customary purchase price adjustments of about 1,800, to be agreed by the end of April 2021. This agreement has been finalised on March 1, 2021. Following the finalisation of such transaction, Vita Group holds 100% of IMPE S.p.A.. The cash consideration already received by the Parent at the date of approval of these consolidated financial statements amounts to 4,900 (see notes 30(C)(iii) and 44).

Such disposal group, comprising assets and liabilities, has been classified as held for sale as it is highly probable that as at December 31, 2020, it will be recovered primarily through its sale rather than through continuing use. Furthermore, as at December 31, 2020, the fair value less costs to sell of this disposal group is higher than its carrying amount, and it does not represent a discontinued operation since the foam operation does not constitute a separate line of business or geographic area of operations. Specifically, IMPE S.p.A. is a subsidiary engaged in the production of flexible polyurethane foam products employed by the Group in the manufacture of its upholstered furniture and the sale to third parties of the residual part of the foam products that results in excess of the Group’s needs.

As at December 31, 2020, this disposal group comprised the following assets and liabilities.

Property, plant and equipment	1,620
Intangible assets	9
Inventories	971
Trade receivable	1,304
Other financial assets	65
Total assets held for sale	3,969

Long-term borrowing	344
Employees’ leaving entitlement	408
Trade payables and other financial liabilities	2,634
Total liabilities held for sale	3,386

There are no cumulative income or expenses included in OCI relating to this disposal group.

(ii) Non-current assets held for sale

On December 31, 2020, the Parent signed the preliminary agreement with a third party for the disposal of the idle industrial real estate complex “Via Dell’Avena” located in the city of Altamura (Bari), just a few miles away from its headquarters, for a consideration of 1,300. As at December 31, 2020, the carrying amount of this property is 820. The sale contract should be finalised within May 2021 (see note 44).

In March 2021, following the preliminary agreement reached in December 2020, the Parent signed the sale contract with a third party for the disposal of the idle industrial real estate complex “Fornello” located in the city of Altamura (Bari), just a few miles away from its headquarters, for a cash consideration of 1,250. As at December 31, 2020, the carrying amount of this property is 884 (see note 44).

These two assets have been classified as held for sale as it is highly probable that, as at December 31, 2020, their carrying amount will be recovered primarily through their sale rather than through continuing use. Furthermore, as at December 31, 2020, the fair value less costs to sell of each asset is higher than its carrying amount and they do not represent a discontinued operation.